JOHN HANCOCK VARIABLE INSURANCE TRUST

601 Congress Street

Boston, MA 02210

April 25, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	John Hancock Variable Insurance Trust (the “Trust”) File Nos. 2-94157; 811-04146

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(b) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 108 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 109 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (b) of Rule 485 under the 1933 Act for effectiveness on

April 30, 2014. The purpose of this filing is to update the Trust’s annual registration on Form N-1A.

The undersigned represents the Amendment does not contain disclosures that would render it ineligible to become effective under paragraph (b) of Rule 485 under the 1933 Act.

If you have any questions, please call the undersigned at 617-663-2166.

Sincerely,

/s/Betsy Anne Seel

Betsy Anne Seel

Senior Counsel and Assistant Secretary